Stockholders' Equity - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) vote $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) vote $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Aug. 24, 2023
SHAREHOLDERS' EQUITY
Recapitalization exchange ratio								3.06
Common stock, authorized (in shares) | shares	3,300,000,000		3,300,000,000		1,086,027,188
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, votes per share | vote					1
Warrants					$ 3,096,000	$ 31,997,000	$ 0
Fair Value Adjustment of Warrants	$ (861,000)	$ 0	$ (861,000)	$ 0	(28,901,000)	32,790,000
Outstanding promissory notes					65,200,000	67,800,000
Stockholders' Equity Note, Subscriptions Receivable	10,400,000		10,400,000		53,900,000	38,633,000	$ 10,404,000
Notes receivable from stockholders, stock options not yet vested					11,300,000	$ 29,200,000
Receivables from Stockholder
SHAREHOLDERS' EQUITY
Outstanding promissory notes	19,100,000		19,100,000		65,200,000
Stockholders' Equity Note, Subscriptions Receivable	10,500,000		10,500,000		53,900,000
Notes receivable from stockholders, stock options not yet vested	8,500,000		8,500,000		12,300,000
Private and Public Warrants
SHAREHOLDERS' EQUITY
Warrants	1,100,000		1,100,000		0
Fair Value Adjustment of Warrants	210,000		210,000
Sponsor Locked-up Shares
SHAREHOLDERS' EQUITY
Warrants	500,000		500,000		$ 0
Fair Value Adjustment of Warrants	$ 650,000		$ 650,000
Common Class A
SHAREHOLDERS' EQUITY
Common stock, authorized (in shares) | shares	1,800,000,000		1,800,000,000		24,452,565
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, votes per share | vote	1		1
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock, authorized (in shares) | shares	700,000,000		700,000,000		588,261,164
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common stock, votes per share | vote	3		3
Class C common stock
SHAREHOLDERS' EQUITY
Common stock, authorized (in shares) | shares	800,000,000		800,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001